ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES
Schedule of analysis of allowances for accounts receivable

	At December 31,
	2010	2011
Beginning of the year	$4.8	$10.7
Allowances made during the year	5.9	28.2
Write off	—	(4.3)
Closing balance	$10.7	$34.6

Schedule of analysis of allowances for other receivable

	At December 31,
	2010	2011
Beginning of the year	$11.7	$16.3
Allowances made during the year	7.0	6.0
Recovery	(2.4)	—
Closing balance	$16.3	$22.3